CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Valeant Pharmaceuticals International, Inc. Shareholders' Equity	Noncontrolling Interest
Beginning Balance (in shares) at Dec. 31, 2014		334,400,000.0
Beginning Balance at Dec. 31, 2014	$ 5,401	$ 8,349	$ 244	$ (2,398)	$ (916)	$ 5,279	$ 122
Increase (Decrease) in Shareholders' Equity
Issuance of common shares (in shares)		7,500,000.0
Issuance of common shares	1,482	$ 1,482				1,482
Common shares issued under share-based compensation plans (in shares)		1,400,000.0
Common shares issued under share-based compensation plans	30	$ 78	(48)			30
Repurchases of common shares (Note 14) (in shares)		(400,000.0)
Repurchases of common shares (Note 13)	(72)	$ (12)		(60)		(72)
Share-based compensation	140		140			140
Employee withholding taxes related to share-based awards	(88)		(88)			(88)
Excess tax benefits from share-based compensation	57		57			57
Noncontrolling interest from business combinations	5						5
Noncontrolling interest distributions	(8)						(8)
Net income (loss)	(288)			(292)		(292)	4
Other comprehensive income (loss)	(630)				(626)	(626)	(4)
Ending Balance (in shares) at Dec. 31, 2015		342,900,000.0
Ending Balance at Dec. 31, 2015	6,029	$ 9,897	305	(2,750)	(1,542)	5,910	119
Increase (Decrease) in Shareholders' Equity
Effect of retrospective application of a new accounting standard (see Note 2)	30			30		30
Common shares issued under share-based compensation plans (in shares)		4,900,000.0
Common shares issued under share-based compensation plans	33	$ 141	(108)			33
Share-based compensation	165		165			165
Employee withholding taxes related to share-based awards	(11)		(11)			(11)
Noncontrolling interest distributions	(9)						(9)
Net income (loss)	(2,408)			(2,409)		(2,409)	1
Other comprehensive income (loss)	$ (571)				(566)	(566)	(5)
Ending Balance (in shares) at Dec. 31, 2016	347,821,606	347,800,000.0
Ending Balance at Dec. 31, 2016	$ 3,258	$ 10,038	351	(5,129)	(2,108)	3,152	106
Increase (Decrease) in Shareholders' Equity
Common shares issued under share-based compensation plans (in shares)		900,000.0
Common shares issued under share-based compensation plans	0	$ 52	(52)			0
Share-based compensation	87		87			87
Employee withholding taxes related to share-based awards	(4)		(4)			(4)
Acquisition of noncontrolling interest	(9)		(2)		(1)	(3)	(6)
Noncontrolling interest distributions	(9)						(9)
Net income (loss)	2,404			2,404		2,404	0
Other comprehensive income (loss)	$ 217				213	213	4
Ending Balance (in shares) at Dec. 31, 2017	348,708,567	348,700,000.0
Ending Balance at Dec. 31, 2017	$ 5,944	$ 10,090	$ 380	$ (2,725)	$ (1,896)	$ 5,849	$ 95